Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,670,440.34
Total Fee Amount	230.69
Total Offset Amount	0.00
Net Fee	$ 230.69
Offering Table N/A
Offset Table N/A	N/A